Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Percentage of royalty payment	3.00%
Maximum percentage of grants provided for royalty payment	100.00%
Contingent royalty obligation	$ 1.12	$ 1,080,000.00